Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Disclosure of Reportable Segments Explanatory
	Cannabis	Retail (1)	Investments	Corporate	Total
As at December 31, 2021
Total assets	147,887	153,624	1,093,596	29,155	1,424,262
Year ended December 31, 2021
Net revenue	40,037	16,091	—	—	56,128
Gross margin	(15,499)	8,509	—	—	(6,990)
Interest and fee revenue	—	—	13,149	—	13,149
Loss on marketable securities	—	—	(44,501)	—	(44,501)
Share of profit of equity-accounted investees	—	—	32,913	—	32,913
Depreciation and amortization	3,108	721	—	897	4,726
Earnings (loss) before tax	(117,990)	1,835	(5,837)	(110,461)	(232,453)

(1)	Period July 20, 2021, to December 31, 2021